Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2017 and 2016:

	2017				2016
	Level 1		Level 2		Level 1		Level 2
Derivative financial instruments asset	Ps.	22	Ps.	1,183	Ps.	375	Ps.	4,977
Derivative financial instruments liability		26		4,468		—		5,680
Trust assets of labor obligations		1,801		—		1,012		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

At December 31, 2017, the Company has the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)		Asset
Maturity Date			Dec. 31, 2017
2018	Ps.	6,882	Ps.	(22)	Ps.	190

At December 31, 2016, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)		Asset
Maturity Date			Dec. 31, 2016
2017	Ps.	6,559	Ps.	(194)	Ps.	362

Disclosure of Outstanding Call Options to Purchase Foreign Currency

At December 31, 2017, the Company paid a net premium of Ps. 7 millions for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional Amount		(Liability)	Asset
Maturity Date			Dec. 31, 2017
2018	Ps.	266	Ps. (5)	Ps.	17

Disclosure of Outstanding Cross Currency Swap Agreements

At December 31, 2017, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2018	Ps.	24,354	Ps.	(3,863)	Ps.	—
2019		6,263		(205)		—
2020		14,439		(163)		605
2021		4,046		—		24
2023		1,776		—		139
2027		6,907		(129)		179

At December 31, 2016, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2016
2017	Ps.	207	Ps.	(10)	Ps.	—
2018		39,262		(4,837)		3,688
2019		7,022		(265)		—
2020		15,118		(246)		798
2021		4,236		(128)		—
2027		5,476		—		125

Disclosure of Fair Value of Commodity Price Contracts

At December 31, 2017, the Company had the following sugar price contracts:

			Fair Value
	Notional		(Liaility)		Asset
Maturity Date	Amount		Dec 31, 2017
2018	Ps.	986	Ps.	(26)	Ps.	19
2019		150		—		3

At December 31, 2016, the Company had the following sugar price contracts:

			Fair Value
	Notional		Asset
Maturity Date	Amount		Dec 31, 2016
2017	Ps.	572	Ps.	370

At December 31, 2016, the Company has the following aluminum price contracts:

			Fair Value
	Notional		Asset
Maturity Date	Amount		Dec 31, 2017
2016	Ps.	74	Ps.	5

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

19.7 Net effects of expired contracts that met hedging criteria

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps (1) (2)	Interest expense	Ps.	2,102	Ps.	—	Ps.	2,595
Cross-currency swaps (1) (2)	Foreign exchange		—		—		(10,911)
Interest rate swaps	Interest expense		—		—		—
Option to purchase foreign currency	Cost of goods sold		—		—		(21)
Forward agreements to purchase foreign currency	Cost of goods sold		89		(45)		(523)
Commodity price contracts	Cost of goods sold		(6)		(241)		619

(1)	The amount corresponds to the settlement of cross currency swaps portfolio in Mexico presented as part of the other financial activities. and
(2)	The amount in 2015 figures corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Forward agreements to purchase foreign currency	Market value gain (loss) on financial instruments	Ps.	12	Ps.	(56)	Ps.	52
Cross-currency swaps	Market value gain (loss) on financial instruments		337		236		(20)

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes

19.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps	Market value (loss) gain on financial instruments		(104)		(129)		105
Embedded derivatives	Market value gain on financial instruments	Ps.	1	Ps.	—	Ps.	5

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks, management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ Rate	Effect on (Profit) or Loss
2017	+100 bps	Ps.	(251)
2016	+100 bps	Ps.	(211)
2015	+100 bps		(175)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2017.

(In millions of Ps)	2018		2019		2020		2021		2022		2023 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	8,784	Ps.	6,712	Ps.	9,844	Ps.	2,498	Ps.	1,496	Ps.	45,406
Loans from banks		3,387		504		381		4,190		85		73
Derivatives financial liabilities		(3,687)		(237)		425		(9)		—		190

Market risk [member]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interests rates and commodity prices, which it considers in its existing hedging strategy:

Forward Agreements to Purchase USD (MXN/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(602)	Ps.	—
2016	(17%)		(916)		—
2015	(11%)		(197)		—

Forward Agreements to Purchase USD (BRL/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(14%)	Ps.	(234)	Ps.	—
2016	(18%)		(203)		—
2015	(21%)		(387)		—

Forward Agreements to Purchase USD (COP/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(9%)	Ps.	(73)	Ps.	—
2016	(18%)		(255)		—
2015	(17%)		(113)		—

Forward Agreements to Purchase USD (ARS/USD)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(10%)	Ps.	(29)	Ps.	—
2015	(36%)		(231)		—

Cross Currency Swaps (USD into MXN)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(3,540)	Ps.	—
2016	(17%)		(3,687)		(1,790)
2015	(11%)		—		(938)

Cross Currency Swaps (USD into BRL)	Change in U.S.$ Rate	Effect on Equity		Effect on Profit or Loss
2017	(14%)	Ps.	(7,483)	Ps.	—
2016	(18%)		(9,559)		—
2015	(21%)		(4,517)		(1,086)

Interest Rate Swaps (Float into Fix Rates)	Change in BRL Rates	Effect on Equity		Effect on Profit or Loss
2017	(100 bps )	Ps.	(234)	Ps.	—

Sugar Price Contracts	Change in Sugar price	Effect on Equity		Effect on Profit or Loss
2017	(30%)	Ps.	(32)	Ps.	—
2016	(33%)		(310)		—
2015	(31%)		(406)		—

Aluminum Price Contracts	Change in Aluminum price	Effect on Equity		Effect on Profit or Loss
2016	(16%)	Ps.	(13)	Ps.	—
2015	(18%)		(58)		—

Options to Purchase Foreign Currency (MXN/USD)	Change in U.S. $ Rate	Effect on Equity		Effect on Profit or Loss
2017	(12%)	Ps.	(24)	Ps.	—